Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash Flows from Operating Activities:
Net income (loss)	$ 64,210	$ (61,489)
Less: Net income (loss) from discontinued operations	253,217	(59,392)
Net loss from continuing operations	(189,007)	(2,097)
Adjustments to reconcile net loss to net cash used in by operating activities:
Share-based compensation expenses		88
Loss on fair value changes of crypto assets	186,970
Changes in operating assets and liabilities:
Prepaid expenses	(489)
Other current assets		1,512
Net cash used in continuing operating activities	(2,606)	(1,678)
Net cash provided by discontinued operating activities	3,679	3,300
Net cash provided by operating activities	1,073	1,622
Cash Flows from Investing Activities:
Net cash used in continuing investing activities
Net cash used in discontinued investing activities	(707)	(261)
Net cash used in investing activities	(707)	(261)
Cash Flows from Financing Activities:
Net cash provided by continuing financing activities
Net cash used in discontinued financing activities		(1,789)
Net cash used in financing activities		(1,789)
Net change in cash, cash equivalents, and restricted cash	366	(428)
Effects of currency translation on cash, cash equivalents, and restricted cash	(3,905)	(2,956)
Cash, cash equivalents, and restricted cash, beginning of period	4,880	3,771
Cash, cash equivalents, and restricted cash, end of period	1,341	387
Less: Cash, cash equivalents and restricted cash of discontinued operations at end of period		(383)
Total cash and cash equivalents of continuing operations at end of period	1,341	4
Non-cash investing and financing activities:
Issuance of Class A Ordinary Shares to offset other current liabilities to related parties		2,572
Issuance of Class A Ordinary Shares and warrants in exchange for crypto assets	700,000
Nonrelated Party [Member]
Changes in operating assets and liabilities:
Accruals and other current liabilities	2	513
Related Party [Member]
Changes in operating assets and liabilities:
Accruals and other current liabilities	$ (82)	$ (1,694)